CAPITAL MANAGEMENT INVESTMENT TRUST

CAPITAL MANAGEMENT MID-CAP FUND
INSTITUTIONAL SHARES – Ticker Symbol CMEIX
INVESTOR SHARES – Ticker Symbol CMCIX

CAPITAL MANAGEMENT SMALL-CAP FUND
INSTITUTIONAL SHARES – Ticker Symbol CMSSX
INVESTOR SHARES – Ticker Symbol CMSVX

WELLINGTON SHIELDS ALL-CAP FUND
CLASS A SHARES – Ticker Symbol WSCMX

Series of
Capital Management Investment Trust

Supplement to the Prospectus dated March 29, 2016
As Supplement February 8, 2017

This supplement revises information in the prospectus dated March 29, 2016, as supplemented February 8, 2017, for the Capital Management Mid-Cap Fund, the Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund. If you would like another copy of the prospectus, call us at 888-626-3863 or write to us at 4520 Main St Suite 1425 Kansas City, MO 64111 to request a free copy.

New Distributor for the Funds

Effective March 3, 2017, the sub-distributor for the Funds will change from Matrix Capital Group, Inc. to Matrix 360 Distributors, LLC. The address for Matrix 360 Distributors, LLC is 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 Telephone: 888-626-3863